Fair values of financial assets and financial liabilities - Not measured at fair value (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Not measured at fair value
Fair values of financial assets and financial liabilities
Financial assets	$ 857,875	$ 793,629
Financial assets, Fair Value	850,809	794,239
Financial liabilities	833,617	778,881
Financial liabilities, Fair Value	832,694	781,087
Not measured at fair value | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities	6,371	2,368
Financial liabilities, Fair Value	6,371	2,368
Not measured at fair value | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	612,798	580,290
Financial liabilities, Fair Value	613,134	580,112
Not measured at fair value | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities	45,035	43,863
Financial liabilities, Fair Value	45,035	43,863
Not measured at fair value | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities	138,128	123,265
Financial liabilities, Fair Value	137,452	124,569
Not measured at fair value | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities	31,254	29,067
Financial liabilities, Fair Value	30,671	30,147
Not measured at fair value | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities	31	28
Financial liabilities, Fair Value	31	28
Not measured at fair value | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	105,257	71,353
Financial assets, Fair Value	105,257	71,353
Not measured at fair value | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	6,216	4,232
Financial assets, Fair Value	6,216	4,232
Not measured at fair value | Investment securities
Fair values of financial assets and financial liabilities
Financial assets	1,181	935
Financial assets, Fair Value	1,179	935
Not measured at fair value | Loans
Fair values of financial assets and financial liabilities
Financial assets	739,575	709,674
Financial assets, Fair Value	732,511	710,284
Not measured at fair value | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	5,626	6,394
Financial assets, Fair Value	5,626	6,394
Not measured at fair value | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets	20	1,041
Financial assets, Fair Value	20	1,041
Not measured at fair value | Level 1
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	111,473	75,592
Financial liabilities, Fair Value	6,371	2,368
Not measured at fair value | Level 1 | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	6,371	2,368
Not measured at fair value | Level 1 | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	105,257	71,353
Not measured at fair value | Level 1 | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	6,216	4,232
Not measured at fair value | Level 1 | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets, Fair Value		7
Not measured at fair value | Level 2
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	5,981	6,744
Financial liabilities, Fair Value	821,280	774,157
Not measured at fair value | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	608,397	576,293
Not measured at fair value | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	45,035	43,863
Not measured at fair value | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	137,146	123,826
Not measured at fair value | Level 2 | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	30,671	30,147
Not measured at fair value | Level 2 | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	31	28
Not measured at fair value | Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	335	331
Not measured at fair value | Level 2 | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	5,626	6,394
Not measured at fair value | Level 2 | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	20	19
Not measured at fair value | Level 3
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	733,355	711,903
Financial liabilities, Fair Value	5,043	4,562
Not measured at fair value | Level 3 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	4,737	3,819
Not measured at fair value | Level 3 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	306	743
Not measured at fair value | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	844	604
Not measured at fair value | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	732,511	710,284
Not measured at fair value | Level 3 | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets, Fair Value		1,015
Parent Entity
Fair values of financial assets and financial liabilities
Long-term debt instruments with equity characteristics included in investments in subsidiaries	816	809
Parent Entity | Not measured at fair value
Fair values of financial assets and financial liabilities
Financial assets	809,732	736,971
Financial assets, Fair Value	803,930	737,710
Financial liabilities	797,934	734,855
Financial liabilities, Fair Value	797,236	736,895
Parent Entity | Not measured at fair value | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities	6,299	2,189
Financial liabilities, Fair Value	6,299	2,189
Parent Entity | Not measured at fair value | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	543,003	506,815
Financial liabilities, Fair Value	543,351	506,608
Parent Entity | Not measured at fair value | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities	41,027	41,370
Financial liabilities, Fair Value	41,027	41,370
Parent Entity | Not measured at fair value | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities	120,434	105,546
Financial liabilities, Fair Value	119,978	106,713
Parent Entity | Not measured at fair value | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities	56,437	49,865
Financial liabilities, Fair Value	56,437	49,865
Parent Entity | Not measured at fair value | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities	30,734	29,067
Financial liabilities, Fair Value	30,144	30,147
Parent Entity | Not measured at fair value | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities		3
Financial liabilities, Fair Value		3
Parent Entity | Not measured at fair value | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	95,182	62,754
Financial assets, Fair Value	95,182	62,754
Parent Entity | Not measured at fair value | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	6,179	4,055
Financial assets, Fair Value	6,179	4,055
Parent Entity | Not measured at fair value | Investment securities
Fair values of financial assets and financial liabilities
Financial assets	77	49
Financial assets, Fair Value	77	49
Parent Entity | Not measured at fair value | Loans
Fair values of financial assets and financial liabilities
Financial assets	651,663	618,322
Financial assets, Fair Value	645,861	619,061
Parent Entity | Not measured at fair value | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets	51,403	45,290
Financial assets, Fair Value	51,403	45,290
Parent Entity | Not measured at fair value | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	5,228	5,486
Financial assets, Fair Value	5,228	5,486
Parent Entity | Not measured at fair value | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets		1,015
Financial assets, Fair Value		1,015
Parent Entity | Not measured at fair value | Level 1
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	101,361	66,809
Financial liabilities, Fair Value	6,299	2,189
Parent Entity | Not measured at fair value | Level 1 | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	6,299	2,189
Parent Entity | Not measured at fair value | Level 1 | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	95,182	62,754
Parent Entity | Not measured at fair value | Level 1 | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	6,179	4,055
Parent Entity | Not measured at fair value | Level 2
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	13,978	16,253
Financial liabilities, Fair Value	738,119	690,948
Parent Entity | Not measured at fair value | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	541,916	505,367
Parent Entity | Not measured at fair value | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	41,027	41,370
Parent Entity | Not measured at fair value | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	119,978	106,713
Parent Entity | Not measured at fair value | Level 2 | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	5,054	7,348
Parent Entity | Not measured at fair value | Level 2 | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	30,144	30,147
Parent Entity | Not measured at fair value | Level 2 | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value		3
Parent Entity | Not measured at fair value | Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	2	2
Parent Entity | Not measured at fair value | Level 2 | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	8,748	10,765
Parent Entity | Not measured at fair value | Level 2 | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	5,228	5,486
Parent Entity | Not measured at fair value | Level 3
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	688,591	654,648
Financial liabilities, Fair Value	52,818	43,758
Parent Entity | Not measured at fair value | Level 3 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	1,435	1,241
Parent Entity | Not measured at fair value | Level 3 | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	51,383	42,517
Parent Entity | Not measured at fair value | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	75	47
Parent Entity | Not measured at fair value | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	645,861	619,061
Parent Entity | Not measured at fair value | Level 3 | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	$ 42,655	34,525
Parent Entity | Not measured at fair value | Level 3 | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets, Fair Value		$ 1,015